UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	8,000,000,000	8,000,000,000
Ordinary shares, shares issued (in shares)	329,731,110	296,169,110
Ordinary shares, shares outstanding (in shares)	303,830,359	291,166,110
Class B Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	45,960,916	48,960,916
Ordinary shares, shares outstanding (in shares)	45,960,916	48,960,916